Variable interest entity ("VIE") (Tables)	12 Months Ended
Jun. 30, 2021
Variable interest entity (VIE)
Schedule of VIE's consolidated assets and liabilities and operating results

The carrying amount of VIE’s consolidated assets and liabilities are as follows:

	June 30, 2021	June 30, 2020

Current assets	$31,673,532	$48,347,542
Property and equipment, net	4,395	10,121
Other noncurrent assets	7,017,153	4,951,796
Total assets	38,695,080	53,309,459
Total liabilities	(65,059,893)	(42,919,217)
Net assets	$(26,364,813)	$10,390,242

	June 30, 2021	June 30, 2020

Current liabilities:
Short-term loans - banks	$782,073	$1,245,489
Accounts payable	9,966,193	5,727,718
Other payables and accrued liabilities	21,768	17,007
Other payables - related parties	1,483,634	2,879,867
Customer deposits	4,309,819	1,159,902
Customer deposits - related party	5,958	—
Taxes payable	1,034,421	399,276
Current liabilities of discontinued operations	21,759,683	28,120,679
Total current liabilities	39,363,549	39,549,938

Other liabilities:
Other liabilities of discontinued operations	25,696,344	3,369,279
Total other liabilities	25,696,344	3,369,279

Total liabilities	$65,059,893	$42,919,217

The summarized operating results of the VIE’s are as follows:

	For the year ended	For the year ended	For the year ended
	June 30, 2021	June 30, 2020	June 30, 2019

Operating revenues	$80,498,435	$24,248,765	$—
Gross profit	$2,997,018	$2,029,237	$—
(Loss) income from operations	$(3,872,881)	$1,242,103	$—
Net (loss) income from continuing operations	$(3,007,036)	$974,302	$—
Net (loss) income from discontinued operations	(33,789,915)	—	5,333,912
Net (loss) income	(36,796,951)	974,302	5,333,912
Less: net (loss) income attributable to non-controlling interest	(1,473,448)	477,409	—
Net (loss) income attributable to Xiangtai Cayman	$(35,323,503)	$496,893	$5,333,912